Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease commitments

The following table summarizes the future minimum lease payments under non‑cancelable operating lease commitments, for the Lexington office, as of September 30, 2018:

Year Ending December 31,
2018	$218
2019	872
2020	872
2021	508
$2,470